Stockholders' Deficit - Schedule of Stock Warrant Activity (Details) - $ / shares	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Number of Warrants outstanding and exercisable, beginning balance	8,333	174,079	174,079	234,259
Number of Warrants, issued
Number of Warrants, exercised
Number of Warrants, forfeited	(8,333)		(157,750)	(46,015)
Number of Warrants, exchanged		(165,746)	(7,996)	(14,165)
Number of Warrants outstanding and exercisable, ending balance		8,333	8,333	174,079
Weighted Average Exercise Price Per Warrant outstanding and exercisable, beginning balance	$ 20.00	$ 20.30	$ 20.30	$ 19.70
Weighted Average Exercise Price Per Warrant, issued
Weighted Average Exercise Price Per Warrant, exercised
Weighted Average Exercise Price Per Warrant, forfeited	20.00		19.93	21.50
Weighted Average Exercise Price Per Warrant, exchanged		20.30	14.80	6.00
Weighted Average Exercise Price Per Warrant outstanding and exercisable, ending balance		$ 20.00	$ 20.00	$ 20.30
Remaining Contract Term (years) Warrants outstanding and exercisable, beginning balance	2 months 30 days	8 months 26 days	8 months 26 days
Remaining Contract Term (years) Warrants outstanding and exercisable, ending balance		6 months	2 months 30 days	8 months 26 days
Minimum [Member]
Remaining Contract Term (years) Warrants outstanding and exercisable, beginning balance				1 month 13 days
Maximum [Member]
Remaining Contract Term (years) Warrants outstanding and exercisable, beginning balance				1 year 6 months 18 days